Segment Disclosures (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
Segment information is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
REVENUES
Crude Oil Gathering:
Affiliate (a)	$15,959	$10,572	$29,938	$16,134
Third-party	114	99	237	124
Total Crude Oil Gathering	16,073	10,671	30,175	16,258
Terminalling, Transportation and Storage:
Affiliate (a)	16,499	8,306	28,873	8,306
Third-party	4,313	2,589	6,100	4,694
Total Terminalling, Transportation and Storage	20,812	10,895	34,973	13,000
Total Segment Revenues	$36,885	$21,566	$65,148	$29,258

OPERATING AND MAINTENANCE EXPENSES
Crude Oil Gathering	$10,055	$6,462	$18,178	$12,243
Terminalling, Transportation and Storage	6,511	5,956	13,964	12,536
Total Segment Operating and Maintenance Expenses	$16,566	$12,418	$32,142	$24,779

IMBALANCE SETTLEMENT GAINS
Crude Oil Gathering	$(1,217)	$(1,301)	$(2,496)	$(2,367)
Terminalling, Transportation and Storage	(1,340)	—	(2,551)	—
Total Segment Imbalance Settlement Gains	$(2,557)	$(1,301)	$(5,047)	$(2,367)

DEPRECIATION AND AMORTIZATION EXPENSES
Crude Oil Gathering	$783	$785	$1,566	$1,570
Terminalling, Transportation and Storage	2,096	2,032	4,124	4,068
Total Segment Depreciation and Amortization Expenses	$2,879	$2,817	$5,690	$5,638

GENERAL AND ADMINISTRATIVE EXPENSES
Crude Oil Gathering	$607	$281	$1,318	$435
Terminalling, Transportation and Storage	660	624	1,365	883
Total Segment General and Administrative Expenses	$1,267	$905	$2,683	$1,318

(GAIN) LOSS ON ASSET DISPOSALS
Crude Oil Gathering	$—	$(10)	$—	$(10)
Terminalling, Transportation and Storage	—	11	236	36
Total Segment Loss on Asset Disposals	$—	$1	$236	$26

OPERATING INCOME (LOSS)
Crude Oil Gathering	$5,845	$4,454	$11,609	$4,387
Terminalling, Transportation and Storage	12,885	2,272	17,835	(4,523)
Total Segment Operating Income (Loss)	18,730	6,726	29,444	(136)
Unallocated general and administrative expenses	(2,465)	(1,339)	(4,624)	(2,488)
Interest and financing costs, net	(1,039)	(461)	(1,550)	(461)
NET INCOME (LOSS)	$15,226	$4,926	$23,270	$(3,085)
____________

(a)
Historically, no affiliate revenue was recognized by our Predecessors in the Terminalling, Transportation and Storage segment. Our FERC and NDPSC regulated pipelines were our source of affiliate revenues in the Crude Oil Gathering segment. No affiliate revenue was recognized by the Predecessors for trucking services in the Crude Oil Gathering segment.

Capital expenditures by operating segment were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Capital Expenditures
Crude Oil Gathering	$6,328	$2	$8,949	$5
Terminalling, Transportation and Storage	2,881	1,438	5,112	2,180
Total Capital Expenditures	$9,209	$1,440	$14,061	$2,185

Total identifiable assets by operating segment were as follows (in thousands):

Identifiable Assets	June 30, 2012	December 31, 2011
Crude Oil Gathering	$74,443	$72,795
Terminalling, Transportation and Storage	141,768	140,323
Other	24,447	20,691
Total Identifiable Assets	$240,658	$233,809